UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      September 30, 2010
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
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Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/14/2010
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  67
                                                 --------------------

Form 13F Information Table Value Total:                $133,621
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2847    54500 SH       SOLE                    54500
Alliance Data Systems          COM              018581108      653    10000 SH       SOLE                    10000
Amdocs Ltd                     COM              G02602103     2472    86250 SH       SOLE                    86250
Ameren Corp                    COM              023608102     1181    41600 SH       SOLE                    41600
American Electric Power        COM              025537101     1269    35020 SH       SOLE                    35020
Apache Corp                    COM              037411105     1066    10900 SH       SOLE                    10900
Best Buy Co.                   COM              086516101      539    13200 SH       SOLE                    13200
CVS Caremark                   COM              126650100     3720   118200 SH       SOLE                   118200
Cardinal Health                COM              14149y108     2112    63925 SH       SOLE                    63925
Caterpillar Inc.               COM              149123101      629     8000 SH       SOLE                     8000
ChevronTexaco Corp             COM              166764100     3869    47740 SH       SOLE                    47740
Cisco Systems Inc              COM              17275r102     4773   217950 SH       SOLE                   217950
ConAgra                        COM              205887102     1740    79300 SH       SOLE                    79300
Cree Inc                       COM              225447101     1086    20000 SH       SOLE                    20000
Dell Inc.                      COM              24702R101      472    36400 SH       SOLE                    36400
ENSCO Intl                     COM              29358q109     2433    54400 SH       SOLE                    54400
Everest RE Group               COM              g3223r108      476     5500 SH       SOLE                     5500
Family Dollar Stores           COM              307000109      751    17000 SH       SOLE                    17000
FirstEnergy Corp               COM              337932107     1020    26470 SH       SOLE                    26470
Frontier Communications        COM              35906a108      204    24984 SH       SOLE                    24984
GameStop                       COM              36467w109     1051    53300 SH       SOLE                    53300
General Dynamics               COM              369550108     1526    24300 SH       SOLE                    24300
General Electric               COM              369604103      578    35555 SH       SOLE                    35555
Gilead Sciences                COM              375558103      578    16220 SH       SOLE                    16220
Goldman Sachs                  COM              38141g104     2848    19700 SH       SOLE                    19700
Halliburton Co                 COM              406216101     2669    80700 SH       SOLE                    80700
Hess Corp                      COM              42809h107     1132    19150 SH       SOLE                    19150
Hewlett - Packard              COM              428236103     3502    83250 SH       SOLE                    83250
Int'l Business Mach.           COM              459200101     4628    34500 SH       SOLE                    34500
Intel Corp.                    COM              458140100     1708    88960 SH       SOLE                    88960
J.P. Morgan Chase              COM              46625H100     4183   109900 SH       SOLE                   109900
Johnson & Johnson              COM              478160104     3438    55485 SH       SOLE                    55485
KBR Inc.                       COM              48242w106     3289   133500 SH       SOLE                   133500
L-3 Communications             COM              502424104     2258    31250 SH       SOLE                    31250
Lincoln National               COM              534187109      885    37000 SH       SOLE                    37000
Marathon Oil                   COM              565849106     4133   124850 SH       SOLE                   124850
Medtronic                      COM              585055106     1041    31000 SH       SOLE                    31000
Microsoft                      COM              594918104     3850   157205 SH       SOLE                   157205
Morgan Stanley                 COM              617446448     3907   158300 SH       SOLE                   158300
Oracle Systems                 COM              68389X105     1181    44000 SH       SOLE                    44000
Pepco Holdings                 COM              713291102     1405    75550 SH       SOLE                    75550
Pepsico Inc.                   COM              713448108     3508    52805 SH       SOLE                    52805
Procter & Gamble               COM              742718109     2460    41020 SH       SOLE                    41020
Proshares Leh 20yr             COM              74347r297     2481    79400 SH       SOLE                    79400
Research In Motion             COM              760975102     2323    47700 SH       SOLE                    47700
Scana Corp                     COM              80589m102     1293    32060 SH       SOLE                    32060
Schwab                         COM              808513105      278    20000 SH       SOLE                    20000
State Street Corp              COM              857477103     3668    97400 SH       SOLE                    97400
Supervalu                      COM              868536103      420    36400 SH       SOLE                    36400
Texas Instruments              COM              882508104     2505    92295 SH       SOLE                    92295
Transatlantic Holdings         COM              893521104      213     4200 SH       SOLE                     4200
Transocean Ltd                 COM              040674667     2456    38200 SH       SOLE                    38200
US Natural Gas Fund            COM              912318102       89    14500 SH       SOLE                    14500
Verizon Comm.                  COM              92343v104     3422   105000 SH       SOLE                   105000
Waste Management               COM              94106L109     2804    78450 SH       SOLE                    78450
Wells Fargo                    COM              949746101     5115   203650 SH       SOLE                   203650
Zimmer Holdings                COM              98956P102     4173    79750 SH       SOLE                    79750
Bank of NY 6.875%              PRD              09656g201     1869    70900 SH       SOLE                    70900
FPC Capital I 7.10%            PRD              302552203      686    26900 SH       SOLE                    26900
Harris Pref 7.375%             PRD              414567206     1608    63300 SH       SOLE                    63300
Highwoods Prop 8.0%            PRD              431284306      783    30478 SH       SOLE                    30478
Key IX 6.75%                   PRD              49327Q204     2915   116898 SH       SOLE                   116898
MBNA Corp.  8.10%              PRD              55270b201      331    13025 SH       SOLE                    13025
Merrill IV 7.12%               PRD              59021g204     1227    50000 SH       SOLE                    50000
Merrill V 7.28%                PRD              59021k205      433    17500 SH       SOLE                    17500
Repsol 7.45%                   PRD              G7513k103     1774    70100 SH       SOLE                    70100
Ryl Bk Scotland 7.25%          PRD              780097879     1684    71300 SH       SOLE                    71300